VESSELS UNDER CAPITAL LEASE, NET 4 (Details) shares in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	May. 31, 2015	Dec. 31, 2015 vessel Rate	Jun. 30, 2015 USD ($) Rate	Dec. 31, 2015 USD ($) vessel Rate	Dec. 31, 2014 USD ($)	Jul. 01, 2015 USD ($) shares
Leases, Schedule of Leased Assets [Line Items]
Number of vessels under capital leases | vessel		15		15
Remaining periods on these leases, minimum (in years)				1 month
Remaining periods on these leases, maximum (in years)				11 years
Management fee income						$ 6,500
Profit share expense percentage | Rate				25.00%
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels under capital leases | vessel		14		14
Remaining periods on these leases, minimum (in years)				4 years
Remaining periods on these leases, maximum (in years)				11 years
Management fee income			$ 6,500			$ 9,000
Number of shares issued | shares						55.0
Profit share expense percentage | Rate		50.00%	25.00%	50.00%
Cash buffer per vessel				$ 2,000,000
Contingent rental expense (income)				$ 20,600,000	$ 0
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms				12
Daily hire payable						$ 20,000
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms	12
Daily hire payable						20,000
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms				5
Daily hire payable						15,000
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms	5
Daily hire payable						$ 15,000